Impairments (Tables)	6 Months Ended
Jun. 30, 2024
Impairments
Schedule of impairments

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2024	2024	2023	2024	2023	2023
Expected credit losses, stage 1	36	48	-3	84	1	-36
Expected credit losses, stage 2	14	40	2	54	7	-40
Expected credit losses, stage 3	-7	-415	-256	-422	-249	-513
Established losses	—	-113	—	-113	—	—
Reserves applied to cover established credit losses	—	113	—	113	—	—
Recovered credit losses	3	0	1	3	2	4
Net credit losses	46	-327	-256	-281	-239	-585

Schedule of balances and reconciliation of changes in loss allowances by stages

	June 30, 2024				December 31, 2023
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	237,063	31,377	9,210	277,650	284,060
Off-balance sheet exposures, before expected credit losses	50,646	19,420	5,223	75,289	62,446
Total, before expected credit losses	287,709	50,797	14,433	352,939	346,506
Loss allowance, loans	-77	-7	-888	-972	-757
Loss allowance, off-balance sheet exposures[1]	-8	-1	-2	-11	-38
Total loss allowance	-85	-8	-890	-983	-795
Provision ratio (in percent)	0.03	0.02	6.17	0.28	0.23

1	Recognized under provision in Consolidated Statement of Financial Position. Off-balance sheet exposures consist of guarantee commitments and committed undisbursed loans, see Note 9.

Loss Allowance

	June 30, 2024				December 31, 2023
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance January 1	-167	-61	-567	-795	-223
Increases due to origination and acquisition	-17	-1	—	-18	-137
Net remeasurement of loss allowance	78	0	-96	-18	15
Transfer to stage 1	0	0	—	0	0
Transfer to stage 2	0	0	—	0	-22
Transfer to stage 3	1	3	-331	-327	-491
Decreases due to derecognition	22	52	5	79	46
Decrease in allowance account due to write-offs	—	—	113	113	—
Exchange-rate differences[1]	-2	-1	-14	-17	17
Closing balance	-85	-8	-890	-983	-795

1	Recognized under net results of financial transactions in Statement of Comprehensive Income.